Document and Entity Information	0 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 01, 2013
Registrant Name	AMERICAN FUNDS CORPORATE BOND FUND(SM)
Central Index Key	0001553195
Amendment Flag	false
Document Creation Date	Jul. 30, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Aug. 01, 2013